Property and Equipment	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Note 4 - Property and Equipment

Property and equipment consisted of the following:

	For the Year Ended December 31,
	2014	2013

Servers, computers and other related equipment	$89,082	$25,214
Office furniture	7,915	$5,374
Leasehold Improvements	10,839	$10,139
Total property and equipment	107,836	40,727

Less accumulated depreciation	63,624	37,182

Total Property and Equipment	44,212	3,545

Depreciation expenses totaled $26,442 and $4,734 for the years ended December 31, 2014 and 2013, respectively. No impairments of property and equipment occurred or were recognized during the fiscal years ended December 31, 2014 and 2013.